Note 9 - Debt and Capital Leases (Details) - Minimum Future Principal Payments on Short-Term Debt, Long-Term Debt and Capital Leases (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 03, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum Future Principal Payments on Short-Term Debt, Long-Term Debt and Capital Leases [Abstract]
2014			$ 408
2014			7,550
2014			7,958
2015			342
2015			7,550
2015			7,892
2016			186
2016			7,550
2016			7,736
2017			71
2017			7,550
2017			7,621
2018			17
2018			7,550
2018			7,567
Thereafter			713,475
Thereafter			713,475
Total			1,024
Total	747,450	747,450	751,225	714,993
Total			$ 752,249